Business Combination (Tables)	6 Months Ended
Sep. 30, 2022
Business Combination [Abstract]
Schedule of discounted cash flow method after considering a discount
Fair value of total consideration transferred:
Equity instrument (4.2 million Class A Ordinary Shares issued)	$3,736,320
Cash consideration	7,492,391
Subtotal	$11,228,711

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	$3,161,523
Fair value of non-controlling interests*	4,010,254
Goodwill*	$12,077,442

*	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong.

Fair value of total consideration transferred:
Equity instrument (10 million Class A Ordinary Shares issued)	$3,650,000
Cash consideration	8,000,000

Subtotal	$11,650,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	$3,490,427
Fair value of non-controlling interests	-
Goodwill*	$8,159,573

*	The goodwill generated from the expected synergies from the cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan.